Accounts Receivables - Schedule of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total trade and other current receivables	R$ 1,775,374	R$ 1,109,408
Average monthly rate on accounts receivable from credit card companies	0.90%
Discounted accounts from accounts receivable from credit card companies	R$ 11,398,429
Balance of accounts receivable net of due to anticipations	4,434,864	3,349,391
Trade receivables [member]
Disclosure of financial assets [line items]
Trade and other current receivables local currency	1,036,073	965,519
Trade and other current receivables foreign currency	767,025	171,123
Allowance for expected credit losses	27,724	27,234	R$ 24,084
Trade receivables [member] | Carrying amount
Disclosure of financial assets [line items]
Total trade and other current receivables	1,803,098	1,136,642
Trade receivables [member] | Credit card companies
Disclosure of financial assets [line items]
Trade and other current receivables local currency	720,938	498,609
Trade and other current receivables foreign currency	19,659	18,556
Trade receivables [member] | Cargo and travel agencies
Disclosure of financial assets [line items]
Trade and other current receivables local currency	234,036	282,654
Trade receivables [member] | Travel package financing entities [Member]
Disclosure of financial assets [line items]
Trade and other current receivables local currency	19	29,203
Trade receivables [member] | Loyalty program partners [Member]
Disclosure of financial assets [line items]
Trade and other current receivables local currency	37,497	114,932
Trade receivables [member] | Others
Disclosure of financial assets [line items]
Trade and other current receivables local currency	43,583	40,121
Trade and other current receivables foreign currency	593,676	55,894
Trade receivables [member] | Airline partner companies
Disclosure of financial assets [line items]
Trade and other current receivables foreign currency	14,455	8,612
Trade receivables [member] | Reimbursement receivable for maintenance reserves
Disclosure of financial assets [line items]
Trade and other current receivables foreign currency	101,487	57,528
Trade receivables [member] | Clearinghouse – agencies and cargo
Disclosure of financial assets [line items]
Trade and other current receivables foreign currency	R$ 37,748	R$ 30,533